Unaudited Condensed Consolidated Statements of Income	6 Months Ended
	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 91,845,615	$ 11,736,409	$ 97,043,825
Cost of revenues	(65,231,088)	(8,335,496)	(71,545,676)
Gross profit	26,614,527	3,400,913	25,498,149
Operating expenses
Selling, general and administrative expenses	(15,598,350)	(1,993,221)	(13,835,332)
Losses on disposal of property and equipment	(636,289)	(81,308)	(802,010)
Income from operations	10,379,887	1,326,384	10,860,807
Other income (expenses)
Other income	771,005	98,522	1,053,080
Finance expenses	(50,854)	(6,498)	(36,798)
Total other income, net	720,151	92,024	1,016,282
Income before income tax expenses	11,100,038	1,418,408	11,877,089
Income tax expenses	(976,169)	(124,739)	(1,773,354)
Net income	10,123,869	1,293,669	10,103,735
Less: Net income attributable to non-controlling interests			(105,775)
Net income attributable to SU Group Holdings Limited’s ordinary shareholders	$ 10,123,869	$ 1,293,669	$ 9,997,960
Net income per share
Basic (in Dollars per share and Dollars per share) | (per share)	$ 0.81	$ 0.1	$ 0.83
Weighted average number of shares
Basic (in Shares)	12,464,481	12,464,481	12,000,000